CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Rserves [Member]	Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 19,000	$ 5,852,089	$ 31,778	$ (2,508,120)	$ 29,325	$ 170,483	$ 3,594,555
Balance at beginning, shares at Dec. 31, 2019	3,800,000
Net loss attributable to Infobird Co., Ltd				3,998,274			3,998,274
Net loss attributable to noncontrolling interests						61,886	61,886
Statutory reserve			405,771	(405,771)
Foreign currency translation adjustment					464,721	11,859	476,580
Ending balance, value at Dec. 31, 2020	$ 19,000	5,852,089	437,549	1,084,383	494,046	244,228	8,131,295
Balance at ending, shares at Dec. 31, 2020	3,800,000
Net loss attributable to Infobird Co., Ltd				(13,872,232)			(13,872,232)
Net loss attributable to noncontrolling interests						(353,681)	(353,681)
Statutory reserve			11,587	(11,587)
Foreign currency translation adjustment					98,172	3,912	102,084
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs	$ 6,375	20,790,869					20,797,244
Issuance of ordinary shares and warrants in initial public offerings, net of issuance costs, Shares	1,275,000
Noncontroling interest from acquisition						955,693	955,693
Share-based compensations for consulting services	$ 70	140,397					140,467
Share-based compensations for consulting services, Shares	14,000
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation	$ 22	(22)
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation, shares	4,315
Ending balance, value at Dec. 31, 2021	$ 25,467	26,783,333	449,136	(12,799,436)	592,218	850,152	15,900,870
Balance at ending, shares at Dec. 31, 2021	5,093,315
Net loss attributable to Infobird Co., Ltd				(15,266,979)			(15,266,979)
Net loss attributable to noncontrolling interests						(919,106)	(919,106)
Statutory reserve
Foreign currency translation adjustment					(230,563)	(6,483)	(237,046)
Share-based compensations for consulting services		10,133					10,133
CB convert to orinary shares, net of issuance costs	$ 62,500	6,187,500					6,250,000
CB convert to orinary shares, net of issuance costs, shares	12,500,000
PIPE, net of issuance costs	$ 7,500	756,310					763,810
PIPE, net of issuance costs, shares	1,500,000
Ending balance, value at Dec. 31, 2022	$ 95,467	$ 33,737,276	$ 449,136	$ (28,066,415)	$ 361,655	$ (75,437)	$ 6,501,682
Balance at ending, shares at Dec. 31, 2022	19,093,315